ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Waton Financial Limited (“Waton Financial” or the “Company”), is a holding company incorporated in the British Virgin Islands with limited liability on June 25, 2010 under the original name of “IAM Group Inc.”, which name was changed to “Waton Financial Limited” on July 5, 2023, and conducts its business mainly through its subsidiaries in Hong Kong (hereafter, the “Group”), namely Waton Securities International Limited (“WSI”). WSI principally engaged in the provision of (i) securities brokerage and distribution services, margin financing services and other ancillary services; and (ii) software licensing (including subscription based) and related support services, including licensing and Software-as-a-Service (“SaaS”) based delivery of trading platform applications,, upgrades and enhancements, maintenance and other related services to securities brokers and financial institutions. Since September 2023, Waton Technology International Limited (“WTI”) has engaged in the provision of software licensing (including subscription based) and related support services, including licensing of trading platform applications, upgrades and enhancements, maintenance and other related services to securities brokers and financial institutions.
As of March 31, 2025, the Company’s subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Waton Securities International Limited (“WSI”)	April 28, 1989	Hong Kong	100%	Broker services and software licensing (including subscription based) and related support services
Infast Asset Management Limited (“IAM”)*	October 30, 2012	Hong Kong	100%	No substantial business
Waton Investment Global SPC (“WIG SPC”)*	May 12, 2022	Cayman Islands	100%	Investment segregated portfolio holdings
Waton Technology International Limited (“WTI”)	February 24, 2023	Hong Kong	100%	Software licensing (including subscription based) and related support services
Waton Sponsor Limited	September 7, 2023	British Virgin Islands (“BVI”)	100%	Sponsor of a special purpose acquisition company
Love & Health Limited**	October 3, 2023	Cayman Islands	100%	Special Purpose Acquisition Company
Descart Limited	February 23, 2024	United States	100%	General holding

*	A subsidiary of WSI
**	As of March 31, 2025, Love & Health Limited has not completed its initial public offering with Nasdaq.

On April 2, 2025, the Company closed its initial public offering (“IPO”) of 4,375,000 ordinary shares and the sale of an additional 656,250 ordinary shares (the “Over-allotment”), pursuant to the full exercise of the over-allotment option granted to the underwriters in connection with the IPO. The offering price was $4.00 per share. The aggregate gross proceeds of the IPO and Over-allotment were $20,125,000 before deducting underwriting discounts and offering expenses. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “WTF” on April 1, 2025.

Going concern and liquidity

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

The Company’s reported a net loss of $11,967,505 for the year ended March 31, 2025 and had an accumulated deficit of $9,107,145 as of March 31, 2025. The Company had positive working capital of $7,412,647 and cash and cash equivalents of $7,717,087 as of March 31, 2025. The Company’s consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.